Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 107,097	$ 131,898
Trade and other receivables	76,487	76,555
Inventories	85,819	35,274
Other current assets	11,679	4,340
Total current assets	281,082	248,067
NON-CURRENT ASSETS:
Restricted cash	2,056
Mineral properties and property, plant and equipment	1,712,354	791,127
Other assets	26,430	16,144
Total assets	2,021,922	1,055,338
CURRENT LIABILITIES:
Trade and other payables	133,805	65,275
Income taxes payable	20,563	23,808
Current portion of lease obligations	10,523	6,978
Current portion of closure and reclamation provisions	1,882	380
Total current liabilities	166,773	96,441
NON-CURRENT LIABILITIES:
Debt	157,489	158,616
Deferred tax liabilities	191,668	19,499
Closure and reclamation provisions	54,230	39,970
Lease obligations	18,882	12,519
Other liabilities	3,310	2,523
Total liabilities	592,352	329,568
SHAREHOLDERS' EQUITY
Share capital	1,079,746	492,306
Reserves	28,785	24,724
Retained earnings	266,617	208,740
Total equity attributable to owners of parent	1,375,148	725,770
Equity attributable to non-controlling interest	54,422
Total equity	1,429,570	725,770
Total liabilities and shareholders' equity	$ 2,021,922	$ 1,055,338